EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings Per Share
Amounts in R million 2022 2021 2020
The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year 1,123.8 1,439.9 635.0
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares 2022 2021 2020
Weighted average number of ordinary shares in issue adjusted for treasury shares 856,760,797 855,113,791 769,941,874
Effect of Sibanye-Stillwater Option - - 9,464,684
Effect of equity-settled share-based payment 4,203,336 5,935,215 4,283,001
Diluted weighted average number of ordinary shares 860,964,133 861,049,006 783,689,559
SA cents per share 2022 2021 2020
Basic earnings per share 131.2 168.4 82.5
Diluted basic earnings per share 130.6 167.2 81.0